Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 9,241
spb_AccumulatedOtherComprehensiveIncomePensionAndOtherPostretirementBenefitPlansTaxEffect	817	4,392
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	29,180	33,428
spb_AmortizationPeriodTransitionObligation	20 years
spb_NoncurrentAssets	4,143,768	2,690,222
Defined Benefit Pension Plan, Liabilities, Noncurrent	(80,658)	(86,879)
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.70%
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	8,536
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	10,135
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	10,376
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	10,924
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	62,547
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation	66,895	75,580
Defined Benefit Plan, Fair Value of Plan Assets	58,458	51,721
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.80%
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	P15Y
Defined Benefit Plan, Benefit Obligation	256,142	240,806	209,472
Defined Benefit Plan, Service Cost	3,061	2,048	2,543
Defined Benefit Plan, Interest Cost	9,886	10,593	10,380
Defined Benefit Plan, Actuarial Gain (Loss)	1,851	29,834
Defined Benefit Plan, Contributions by Plan Participants	59	182
Defined Benefit Plan, Benefits Paid	(15,925)	(9,354)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	1,668	(241)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	3,195	(1,969)
Defined Benefit Plan, Fair Value of Plan Assets	175,484	153,927	130,641
Defined Benefit Plan, Actual Return on Plan Assets	16,759	20,112
Defined Benefit Plan, Contributions by Employer	12,316	12,587
Defined Benefit Pension Plan, Liabilities, Noncurrent	(80,658)	(86,879)
Defined Benefit Plan, Expected Return on Plan Assets	(8,667)	(8,225)	(7,829)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	72	0
Defined Benefit Plan, Curtailments	(752)	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	2,112	828	8
Defined Benefit Plan, Net Periodic Benefit Cost	5,640	5,316	5,102
Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	10
spb_AgeWhenHeathCareBenefitsBeginAccruing	40
spb_AgeWhenHeathCareBenefitsEndAccruing	65
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation	403	566	542
Defined Benefit Plan, Service Cost	9	12	11
Defined Benefit Plan, Interest Cost	22	27	27
Defined Benefit Plan, Actuarial Gain (Loss)	(58)	(14)
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(1)	(1)
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	0	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0	0
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	1	1
Defined Benefit Pension Plan, Liabilities, Noncurrent	(403)	(566)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%	4.00%
Defined Benefit Plan, Expected Return on Plan Assets	0	0	0
Defined Benefit Plan, Curtailments	0	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	8	(54)	(52)
Defined Benefit Plan, Net Periodic Benefit Cost	39	(15)	(14)
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation	189,247	165,226
Defined Benefit Plan, Fair Value of Plan Assets	117,026	102,206
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.90%	5.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	4.70%	5.40%
Minimum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	1.80%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.60%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.30%	2.30%
Maximum [Member] | Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	13.00%	13.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.80%	7.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	5.50%	5.50%
Defined Contribution Pension [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Cost Recognized	11,095	1,935	4,999
Equity Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	60.00%
Defined Benefit Plan, Actual Plan Asset Allocations	47.00%	49.00%
Equity Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	42,165	37,187
Equity Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46,521	38,507
Fixed Income Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	40.00%
Defined Benefit Plan, Actual Plan Asset Allocations	21.00%	20.00%
Fixed Income Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,293	14,534
Fixed Income Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15,868	15,661
spb_InsuranceContracts1 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37,690	40,651
Other than Securities Investment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum	100.00%
Defined Benefit Plan, Actual Plan Asset Allocations	32.00%	31.00%
Other than Securities Investment [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,947	7,387
Fair Value, Inputs, Level 1 [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32,772	20,520
Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,658	0
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32,772	20,520
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | spb_InsuranceContracts1 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Other than Securities Investment [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,658	0
Fair Value, Inputs, Level 2 [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25,686	31,201
Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	110,368	102,206
Fair Value, Inputs, Level 2 [Member] | Equity Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9,393	16,667
Fair Value, Inputs, Level 2 [Member] | Equity Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	46,521	38,507
Fair Value, Inputs, Level 2 [Member] | Fixed Income Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,293	14,534
Fair Value, Inputs, Level 2 [Member] | Fixed Income Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15,868	15,661
Fair Value, Inputs, Level 2 [Member] | spb_InsuranceContracts1 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37,690	40,651
Fair Value, Inputs, Level 2 [Member] | Other than Securities Investment [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10,289	7,387
Fair Value, Inputs, Level 3 [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Funds [Member] | United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Funds [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | spb_InsuranceContracts1 [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Other than Securities Investment [Member] | Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0